Prepayments, receivables and other assets (Details) ¥ in Millions, $ in Millions	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Apr. 01, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)
Current:
Accounts receivable, net of allowance	¥ 19,786			¥ 13,771
Inventories	14,859			8,534
VAT receivables, net of allowance	11,826			7,347
Amounts due from related companies	11,029			7,445
Advances to / receivables from customers, merchants and others	8,231			4,689
Prepaid cost of revenue, sales and marketing and other expenses	7,547			7,049
Deferred direct selling costs	2,000			1,990
Interest receivables	984			867
Licensed copyrights (Note 2(y))	780			1,126
Others	7,187			5,772
Total Current	84,229	$ 11,895		58,590
Non-current:
Operating lease right-of-use assets	34,660
Film costs and prepayment for licensed copyrights and others	8,517			7,205
Deferred tax assets (Note 8)	7,590			2,533
Prepayment for acquisition of property and equipment	3,503			7,643
Deferred direct selling costs	275			281
Land use rights, net				6,419
Others	3,440			3,937
Total Non-current	¥ 57,985	$ 8,189		¥ 28,018
ASU 2016-02 | Adjustment
Non-current:
Operating lease right-of-use assets			¥ 24,900
ASU 2016-02 | Adjustment | Land use rights
Non-current:
Operating lease right-of-use assets			¥ 6,419